Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Fair value information for investments that are measured on a recurring basis was as follows at December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$643,594,025	$—	$—	$643,594,025
Rollins Inc. Common Stock	377,441,924	—	—	377,441,924
Total investments in fair value hierarchy	1,021,035,949	—	—	1,021,035,949

Investments measured at net asset value(1)(2)				114,536,188

Total Investments, at fair value				$1,135,572,137

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$414,659,871	$—	$—	$414,659,871
Rollins Inc. Common Stock	317,549,115	—	—	317,549,115
Total Investments in fair value hierarchy	732,208,986	—	—	732,208,986

Investments measured at net asset value(1)(2)				231,347,799

Total Investments, at fair value				$963,556,785

(1) In accordance with ASC 820-10, investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

(2) The Capital Group EuroPacific Growth Pooled Separate Account wholly invests in the Capital Group EuroPacific Growth Trust, a common collective trust, which aims to provide long-term growth of capital by investing in attractively valued companies in developed and emerging markets that are positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. Other pooled separate accounts are direct filing entities.